UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21289

Birmiwal Investment Trust

                                                         (Exact name of registrant as specified in charter)

5270 Highland Drive, Bellevue, WA  98006

                                                                                (Address of principal executive offices)

                                                       (Zip code)

Kailash Birmiwal

5270 Highland Drive, Bellevue, WA  98006

(Name and address of agent for service)

Registrant's telephone number, including area code: (425) 957-9426

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Birmiwal Oasis Fund

For Investors Seeking Capital Appreciation

SEMI-ANNUAL REPORT

September 30, 2004

www.birmiwal.com

1-800-417-5525

Birmiwal Oasis Fund

Semi-Annual Report

September 30, 2004

Dear Fellow Shareholders:

The total return of the Fund and of the benchmark S&P 500 for the period April 1, 2003 (inception) to September 30, 2004 were:

                        Birmiwal Oasis Fund

 105.61%*

            S&P 500 index

                           34.85%*

Overall, I am pleased with the Fund's performance though it was not satisfactory during the summer months of this year. This was due to sudden slowdown in some economic sensitive sectors like technology caused by increase in oil prices, anticipation of increase in interest rates, strengthening of the U.S. dollar, increased instability in Iraq and other geopolitical events.

We will continue to work hard for the Fund and thank you for your continued trust and confidence in us.

Sincerely,

Kailash Birmiwal, Ph.D.

*Returns shown are total returns and have not been annualized. See Performance Information on following page for Average Annual or Returns for the period ended September 30, 2004 and Since Inception.

Total returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2004 Semi-Annual Report  1

BIRMIWAL OASIS FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED

SEPTEMBER 30, 2004

9/30/04 NAV $24.18

                                                                                                                 Since

                                                                                                                                                                                          1 Year                  Inception(A)

Birmiwal Oasis Fund

         24.20%                 61.48%

S&P 500(B)

                                             13.81%                 21.99%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Birmiwal Oasis Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2004 Semi-Annual Report  2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses including management fees and other Fund expenses. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) invested in the Fund on March 31, 2004 and held through September 30, 2004.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                Expenses Paid

                                                         Beginning                    Ending                     During the Period*

                                                                      Account Value          Account Value                March 31, 2004 to

                                                     March 31, 2004      September 30, 2004         September 30, 2004

Actual                                   $1,000.00                   $906.45                             $21.41

Hypothetical                          $1,000.00                  $1,002.61                           $22.49

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 4.48%, multiplied by  the average account value over the period, multiplied by 183/365.

2004 Semi-Annual Report  3

Birmiwal Oasis Fund

		Schedule of Investments
		September 30, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Air Transportation, Scheduled
10,000	America West Holdings Corp. *	$ 54,000
15,000	FLYI, Inc. *	58,650
		112,650	1.77%

Biological Products
180,000	LPBP, Inc.	-	0.00%

Calculating & Accounting Machines
15,000	Optimal Group, Inc. *	137,700	2.16%

Communications Services
10,000	Wireless Facilities, Inc. *	69,700	1.10%

Computer Communications Equipment
3,000	Foundry Networks, Inc. *	28,470	0.45%

Computer Storage Devices
3,000	Blue Coat Systems, Inc. *	43,200	0.68%

Construction- Special Trade
5,000	Matrix Service Co. *	25,600	0.40%

Construction Machinery & Equipment
3,000	JLG Industries, Inc.	50,400	0.79%

Dairy Products
15,000	Geopharma, Inc. *	61,800
3,500	Lifeway Foods, Inc. *	36,680
		98,480	1.55%

Deep Sea Foreign Transportation
6,700	MC Shipping, Inc. *	24,522
3,000	Ship Finance International Ltd.	60,300
6,000	Top Tankers, Inc. *	95,940
		180,762	2.84%

Electromedical & Electrotherapy
5,000	Syneron Medical Ltd. *	88,600	1.39%

Engines & Turbines
5,000	China Yuchai International Ltd.	69,650	1.09%

Farm Machinery & Equipment
1,000	AGCO Corp. *	22,620	0.36%

Fire, Marine & Casual Insurance
3,000	21st Century Holding Co.	34,860	0.55%

Games, Toys & Children's Vehicles
5,000	Leapfrog Enterprises, Inc. *	101,250	1.59%

Hospital & Medical Service Plans
2,000	Centene Corp. *	85,160
3,000	Humana, Inc. *	59,940
		145,100	2.28%

Industrial Inorganic Chemicals
1,000	NL Industries, Inc.	18,310	0.29%

Measuring & Controlling Device
10,000	RAE Systems, Inc. *	55,800	0.88%

Miscellaneous Electrical Machinery
2,000	Electro Scientific Industries, Inc. *	34,700	0.55%

Miscellaneous Food Preparation
30,000	Medifast, Inc. *	134,400	2.11%

Periodicals: Publishing or Publishing & Printing
3,000	Martha Stewart Living *	47,100	0.74%

Pharmaceutical Preparations
9,000	Biovail Corp. *	155,700
10,000	Indevus Pharmaceuticals, Inc. *	70,900
5,000	Nastech Pharmaceutical Co., Inc. *	71,450
		298,050	4.69%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

Birmiwal Oasis Fund

		Schedule of Investments
	September 30, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Pharmaceutical Preparations
9,000	Biovail Corp. *	155,700
10,000	Indevus Pharmaceuticals, Inc. *	70,900
5,000	Nastech Pharmaceutical Co., Inc. *	71,450
		298,050	4.69%

Photographic Equipment & Supplies
7,000	Eastman Kodak Co.	225,540
15,000	IMAX Corp. *	84,450
		309,990	4.87%

Radio & TV Broadcasting & Communications Equipment
5,000	Nokia Corp.	68,600	1.08%

Retail- Miscellaneous Shopping
3,000	Sports Authority, Inc. *	69,600	1.09%

Semiconductors & Related Devices
7,500	AU Optronics Corp. ADR	93,900
15,000	Chipmos Technologies Ltd. *	104,850
5,000	Leadis Technology, Inc. *	56,400
15,000	Mindspeed Technologies *	30,000
40,000	Omnivision Technologies *	566,000
10,000	O N Semiconductor Corp. *	31,300
10,000	Silicon Storage Technology, Inc. *	63,700
		946,150	14.88%

Services- Advertising
10,000	24/7 Real Media, Inc.	38,300	0.60%

Services- Business Services
16,000	Kongzhong *	107,520
20,000	Universal Guardian Holdings, Inc. *	31,600
55,000	Webzen, Inc. ADR *	338,250
		477,370	7.51%

Services-Computer Integrated Systems Design
8,000	@Road, Inc*	33,760
13,250	Sento Corp. *	83,475
		117,235	1.84%

Services- Computer Programming
9,600	Mamma.com *	60,960	0.96%

Services- Engineering Services
4,000	VSE Corp.	122,600	1.93%

Services- Offices & Clinics
35,000	Metropolitan Health Networks, Inc.	50,050	0.79%

Services- Prepackaged Software
1,000	Microsoft Corp.	27,650	0.43%

Ship & Boat Building & Repairing
28,659	Fountain Powerboat Industries, Inc. *	102,886	1.62%

Sporting & Athletic Goods
4,000	Aldila, Inc.	40,000	0.63%

Steel Works, Blast Furnaces & Rolling Mills
2,500	Wheeling-Pittsburgh Corp. *	78,275	1.23%

Telephone & Telegraph Apparatus
5,000	Qiao Xing Universal Telephone, Inc. *	41,250	0.65%

Total for Common Stock (Cost $4,262,707)		4,348,318	68.37%

Cash and Equivalents
2,083,838	First American Treasury Obligation Fund Cl S .99% **	2,083,838	32.77%
	(Cost $2,083,838)

	Total Investments	6,432,156	101.14%
	(Cost - $6,346,545)

	Liabilities in Excess of Other Assets	(72,239)	-1.14%

	Net Assets	$ 6,359,917	100.00%

*Non-Income Producing Securities.

**Variable rate security; the coupon rate shown

represents the rate at September 30, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

Birmiwal Oasis Fund

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 6,432,156
(Cost - $6,346,545)
Cash	1,000
Receivables:
Receivable for Securities Sold	1,229,514
Dividends and Interest	1,634
Total Assets	7,664,304
Liabilities
Advisory Fees Payable	53,261
Payable For Securities Purchased	1,251,126
Total Liabilities	1,304,387
Net Assets	$ 6,359,917
Net Assets Consist of:
Paid In Capital	6,890,019
Accumulated Net Investment Loss	(130,547)
Accumulated Realized Gain (Loss) on Investments - Net	(485,167)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	85,611
Net Assets, for 262,994 Shares Outstanding	$ 6,359,917
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($6,359,917/262,994 shares)	$ 24.18

Statement of Operations
For the six-month period ended September 30, 2004 (Unaudited)

Investment Income:
Dividends	$ 4,224
Interest	6,205
Total Investment Income	10,429
Expenses: (Note 3)
Management Fees	140,976
Total Expenses	140,976

Net Investment Loss	(130,547)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(371,687)
Net Change In Unrealized Appreciation (Depreciation) on Investments	(153,450)
Net Realized and Unrealized Gain (Loss) on Investments	(525,137)

Net Increase (Decrease) in Net Assets from Operations	$ (655,684)

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  6

Birmiwal Oasis Fund

Statements of Changes in Net Assets
	(Unaudited)
	4/1/2004		4/1/2003 **
	to		to
	9/30/2004		3/31/2004
From Operations:
Net Investment Loss	$ (130,547)		$ (55,698)
Net Realized Gain (Loss) on Investments	(371,687)		2,711,450
Net Change In Unrealized Appreciation (Depreciation)	(153,450)		239,062
Increase (Decrease) in Net Assets from Operations	(655,684)		2,894,814
From Distributions to Shareholders:
Net Investment Income	0		0
Net Realized Gain from Security Transactions	(1,611,100)		(1,158,132)
Change in Net Assets from Distributions	(1,611,100)		(1,158,132)
From Capital Share Transactions:
Proceeds From Sale of Shares	272,756		3,916,451
Shares Issued on Reinvestment of Dividends	1,611,100		1,158,132
Cost of Shares Redeemed	(155,312)		(13,108)
Net Increase (Decrease) from Shareholder Activity	1,728,544		5,061,475

Net Increase (Decrease) in Net Assets	(538,240)		6,798,157

Net Assets at Beginning of Period	6,898,157		100,000
Net Assets at End of Period	$ 6,359,917		$ 6,898,157

Share Transactions:
Issued	9,595		149,720
Reinvested	66,629		39,166
Redeemed	(6,733)		(383)
Net increase (decrease) in shares	69,491		188,503
Shares outstanding beginning of period	193,503		5,000
Shares outstanding end of period	262,994		193,503

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2004		4/1/2003 **
	to		to
	9/30/2004		3/31/2004
Net Asset Value -
Beginning of Period	$ 35.65		$ 20.00
Net Investment Income/(Loss) ***	(0.56)		(0.43)
Net Gains or Losses on Securities
(realized and unrealized)	(2.77)		24.15
Total from Investment Operations	(3.33)		23.72

Distributions (From Net Investment Income)	0.00		0.00
Distributions (From Capital Gains)	(8.14)		(8.07)
Total Distributions	(8.14)		(8.07)

Net Asset Value -
End of Period	$ 24.18		$ 35.65

Total Return (a)	(9.35)%		126.90%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	6,360		6,898

Before Waivers
Ratio of Expenses to Average Net Assets	4.48%	*	2.90%
Ratio of Net Income to Average Net Assets	-4.15%	*	-2.68%

After Waivers
Ratio of Expenses to Average Net Assets	4.48%	*	1.50%
Ratio of Net Income to Average Net Assets	-4.15%	*	-1.28%
Portfolio Turnover Rate	997.77%	*	1015.55%

* Annualized
** commencement of operations.
*** Based on Average Daily Shares Outstanding for the period.
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

September 30, 2004

(Unaudited)

1.) ORGANIZATION

Birmiwal Oasis Fund (the "Fund") is a non-diversified series of the Birmiwal Investment Trust (the "Trust"), an open-end investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003  and commenced operations on April 1, 2003. The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  Birmiwal Asset Management, Inc. is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek capital appreciation.  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SECURITY TRANSACTION TIMING: Security transactions are recorded on a trade date basis.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2004 Semi-Annual Report  8

Notes to the Financial Statements - continued

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER: Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital or net realized short-term gains.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Birmiwal Asset Management, Inc.  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (i) interest and (ii) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses.

For its services and its agreement to pay the Fund’s operating expenses, the Adviser receives a variable performance-based management fee comprised of a base rate of 2.90% of the Fund's average daily net assets, which is subject to a performance adjustment in accordance with a rate schedule found in the prospectus.  The performance adjustment increases or decreases the fee paid by the Fund to the Adviser based on the Fund's performance relative to the S&P 500 Index over the most recent 12-month period.  If the Fund's return for the period is within 2.00% (two percentage points) of the return on the S&P 500 Index, no adjustment is made.  If the difference between the performance of the Fund and the S&P 500 Index exceeds 2.00% (two percentage points), the performance adjustment is made at a rate that varies linearly with the difference between the Fund's performance and that of the S&P 500 Index.  The resulting performance adjustment rate can be as high as 2.40% if the Fund outperforms the S&P 500 Index by 14% (fourteen percentage points) or more, and as low as -2.40% if the Fund underperforms the S&P 500 Index by 14% (fourteen percentage points) or more.

For the six month period ended September 30, 2004, the Adviser earned management fees totaling $140,976. At September 30, 2004, the Fund owed the Adviser $53,261.

4.) RELATED PARTY TRANSACTIONS

Kailash Birmiwal, Ph. D. is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management  fees paid to the Adviser by the Fund.

2004 Semi-Annual Report  9

Notes to the Financial Statements - continued

The Fund has entered into agreements with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Fund. Fees paid to MSS are paid by the Adviser.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2004 was $6,890,019 representing 262,994 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $40,697,464 and $37,848,424, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at September 30, 2004 was $6,346,545. At September 30, 2004, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) for federal income tax purposes was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

  $342,788                                ($257,177)                                    $85,611

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2004, Kailash Birmiwal, Ph. D. held, in aggregate, more than 85% of the Birmiwal Oasis Fund.

8.) DISTRIBUTIONS TO SHAREHOLDERS

On June 15, 2004 a distribution of $8.1351 per share was declared.  The dividend was paid on June 15, 2004 to shareholders of record on June 15, 2004.

The tax character of distributions paid  was as follows:

Distributions paid from:

                                                          Six Months ended               Year ended

                              September 30, 2004             March 31, 2004

             Ordinary Income:                                      $            0                     $            0

Short-term Capital Gain                               1,611,100                       1,158,132

Long-term Capital Gain                                            0                                    0

                                                               $1,611,100                      $1,158,132

2004 Semi-Annual Report  10

Board of Trustees

Kailash Birmiwal, Ph. D.

Rajendra K. Bordia, Ph. D.

Hemant K. Gupta, Ph. D.

Veera S. Karukonda

Bal K. Sharma, Dr.

Investment Adviser

Birmiwal Asset Management, Inc.

5270 Highland Drive

Bellevue, WA 98006

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH 44145-1594

PROXY VOTING GUIDELINES

Birmiwal Asset Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.birmiwal.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number (1-800-417-5525). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is provided for the general information of the shareholders of the Birmiwal Oasis Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the elevation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal; control over financial reporting.

Item 11.  Exhibits.

 (a)(1)

Any code of ethics or amendment hereto. Not applicable.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Birmiwal Investment Trust

By : /s/ Kailash Birmiwal

Kailash Birmiwal

President

Date          12-7-04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

Kailash Birmiwal

President

Date          12-7-04

By : /s/ Kailash Birmiwal

Kailash Birmiwal

Chief Financial Officer

Date          12-7-04